Nature of Operations and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations. First Business Financial Services, Inc. (together with all of its subsidiaries, collectively referred to as “FBFS” or the “Corporation”) is a registered bank holding company incorporated under the laws of the State of Wisconsin and is engaged in the commercial banking business through its wholly owned subsidiaries First Business Bank (“FBB”) and First Business Bank — Milwaukee (“FBB-Milwaukee”). FBB and FBB-Milwaukee are sometimes referred to together as the “Banks.” FBB operates as a commercial banking institution in Dane County and the surrounding areas with loan production offices in Oshkosh, Appleton, and Green Bay, Wisconsin. FBB also offers trust and investment services through First Business Trust & Investments, a division of FBB. FBB — Milwaukee operates as a commercial banking institution in Waukesha County and the surrounding areas. The Banks provide a full range of financial services to businesses, business owners, executives, professionals and high net worth individuals. The Banks are subject to competition from other financial institutions and service providers and are also subject to state and federal regulations. FBB has the following subsidiaries: First Business Capital Corp., First Madison Investment Corp., First Business Equipment Finance, LLC and FBB Real Estate, LLC. First Madison Investment Corp. is located in and was formed under the laws of the state of Nevada. FBB-Milwaukee has one subsidiary, FBB — Milwaukee Real Estate, LLC.
Principles of Consolidation. The unaudited consolidated financial statements include the accounts and results of the Corporation. In accordance with the provisions of Accounting Standards Codification (ASC) Topic 810, the Corporation’s ownership interest in FBFS Statutory Trust II (“Trust II”) has not been consolidated into the financial statements. All significant intercompany balances and transactions were eliminated in consolidation.
Basis of Presentation. The accompanying unaudited consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The Corporation has not changed its significant accounting and reporting policies from those disclosed in the Corporation’s Form 10-K for the year ended December 31, 2011 except as described further below in this Note 1.
In the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the unaudited consolidated financial statements were included in the unaudited consolidated financial statements. The results of operations for the three and nine month periods ended September 30, 2012 are not necessarily indicative of results that may be expected for any other interim period or the entire fiscal year ending December 31, 2012. Certain amounts in prior periods may have been reclassified to conform to the current presentation. Subsequent events were evaluated through the issuance of the unaudited consolidated financial statements.